AUDREY L. CHENG

Assistant Vice President and Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey@PacificLife.com

December 22, 2015

Via Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Pacific Funds Series Trust (formerly Pacific Life Funds)

(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, we hereby certify on behalf of Pacific Funds Series Trust (the “Registrant”), that: (i) the forms of prospectuses and Statement of Additional Information dated December 23, 2015 that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment (“PEA”) No. 121 to the Registrant’s Registration Statement on Form N-1A, and (ii) the text of PEA No.121 was filed electronically with the Commission on December 22, 2015.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP